Form N-CSR Cover	12 Months Ended
Aug. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
Entity Central Index Key	0000717316
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024